Stockholders' Equity (Deficit) and Mezzanine Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit) and Mezzanine Equity	Stockholders’ Equity (Deficit) and Mezzanine Equity
Accumulated Other Comprehensive Income (Loss)
Changes to accumulated other comprehensive income (loss) for the year ended December 31, 2022 and 2021 were immaterial.
Preferred Stock
On January 28, 2022, The Company issued 1.1 million convertible preferred shares (“Series P”) in exchange for $11 million of cash. Series P was issued on substantially similar terms to the Company’s other convertible preferred share issuances, except for the Series P convertible share agreement contained an adjustment provision that provided for additional shares to be issued based on a formula if the proposed Merger was not completed, as defined the Company’s Amended and Restated Certificate of Incorporation. Upon consummation of the Merger, the Series P Shares converted into the Company’s common stock on a one-for-one basis.
In connection with the Merger, all redeemable convertible preferred stock had been converted to common stock of the Company. As such, all outstanding shares of Legacy Wag!’s preferred stock, except for Legacy Wag! Series P Shares (as described above), were converted into shares of the Company’s common stock, par value $0.0001 per share, at the then-effective conversion rate of approximately 0.97.
The Company had outstanding redeemable preferred stock as follows. The amounts in the table below have been adjusted to reflect the exchange ratio (approximately 0.97 shares of the Company’s common stock for each share of Legacy Wag! common stock) established in the Merger:

	December 31, 2021
Series	Shares Designated	Shares Issued and Outstanding	Carrying Amount	Liquidation Preference
Seed	4,502,881	4,376,930	$19,382	$3,117
A	6,072,815	5,902,952	25,969	9,500
B	6,694,033	6,506,793	32,057	15,000
C	7,275,657	7,072,149	32,857	39,800
Total	24,545,386	23,858,824	$110,265	$67,417
Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 1,000,000 shares of preferred stock having a par value of $0.0001 per share. The Company’s board of directors has the authority to issue preferred stock and to determine the rights, preferences, privileges, and restrictions, including voting rights, of those shares. As of December 31, 2022, no shares of preferred stock were issued and outstanding.
Common Stock
As December 31, 2022 and December 31, 2021, the Company had authorized 110,000,000 and 43,763,126 shares of common stock (“common stock”) at a par value of $0.0001 per share, respectively. As of December 31, 2022 and December 31, 2021, 36,849,076 and 6,121,253 shares of the Company’s common stock were issued and outstanding, respectively. For periods prior to the Merger, the reported share and per share amounts have been retroactively converted by the applicable exchange ratio of approximately 0.97 with the exception of the authorized shares and shares reserved for issuance.
Stock Compensation Plans
2014 Stock Option Plan
Under the Company’s 2014 Stock Option Plan (the “2014 Plan”), options were granted at fair value, and generally vest over four years and expire in ten years. The 2014 Plan provided for the grant of incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), and other stock awards, or collectively, “stock awards”. The 2014 Plan allowed ISOs to be granted only to Legacy Wag!’s employees and the employees of Legacy Wag!’s parents or affiliates. The 2014 Plan allowed all other awards to be granted to Legacy Wag!’s employees, non-employee directors and consultants and the employees and consultants of Legacy Wag!’s parent or affiliates. The Company has granted stock options and restricted stock units (“RSUs”) under the 2014 Plan. In connection with the consummation of the Merger and following the Acquisition Closing, each option converted into an option to purchase shares of Wag! common stock. As of the Acquisition Closing, the Company no longer grants options under the 2014 Plan.
Omnibus Incentive Plan
The Wag! Group Co. 2022 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) was adopted by the stockholders in connection with the Merger and became effective upon the Acquisition Closing. The Omnibus Incentive Plan replaced the 2014 Plan which expired as to future grants as of the effective date of the Merger. The maximum aggregate number of shares (subject to adjustment) of our common stock reserved for issuance under the Omnibus Incentive Plan is 6,378,729. Additionally, the number of shares of Wag! common stock reserved for issuance under the Omnibus Incentive Plan will automatically increase on January 1st of each year, beginning on January 1, 2023 and continuing through and including January 1, 2032, in an amount equal to (i) a maximum of 10% of Wag! common stock outstanding as of each December 31st of the preceding calendar year or (ii) a lesser amount as determined by the Board. The 2022 Plan allows for the issuance of ISOs, NSOs, restricted stock awards, stock appreciation rights, restricted stock units (“RSUs”), and performance awards. The Board of Directors determines the period over which options become exercisable and options generally vest over a three or four-year period. The Company has not granted any stock options under this plan as of December 31, 2022. The Company granted 4.1 million RSUs under this plan as of December 31, 2022.
Employee Stock Purchase Plan
The Company sponsors the Wag! Group Co. Employee Stock Purchase Plan (the “ESPP”) which was adopted by the stockholders in connection with the Merger and became effective upon the Acquisition Closing. Under this plan, eligible employees have the opportunity to purchase shares of common stock at a discount through accumulated contributions of their earned compensation. The ESPP’s initial share reserve is 6,378,729 shares of common stock. Although effective, offering periods will not commence under the ESPP until determined by the Board or the compensation committee.
The ESPP provides a significant incentive by allowing employees to purchase shares of common stock at a discount. Accordingly, the plan is a non-compensatory plan. As of December 31, 2021, there were 6,378,729 shares available for future issuance as the plan has yet to commence.
A summary of the Company’s option activity under the 2014 Plan is as follows:

	Number of Options	Weighted-average exercise price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding, December 31, 2021	7,368,461	$0.39
Granted	—	—
Exercised	(118,514)	0.11
Cancelled/forfeited	(55,880)	0.91
Outstanding, December 31, 2022	7,194,067	$0.40	7.2	$19.3
The weighted-average grant date fair value of options granted during the year ended December 31, 2021 was $0.03 per option. The estimated grant date fair values of employee stock-based options were calculated using the Black-Scholes valuation model, based on the following assumptions. Since the Company does not a history of paying dividends, the expected dividend yield is 0%.The Company did not grant any options in 2022.

	2022	2021
Expected term	N/A	5.20 – 9.97 years
Volatility (%)	N/A	57.9% – 59.5%
Risk-free interest rate (%)	N/A	0.7% – 1.6%
As of December 31, 2022, the aggregate stock compensation expense remaining to be amortized was $59.4 thousand related to stock options. The Company expects this compensation balance to be recognized over a weighted average of 1.44 years. The Company does not currently expect to continue to issue stock option awards to its employees in future periods.
Includes the impact of $23.9 million of stock-based compensation charges recorded to additional-paid in capital related to Earnout Shares of New Wag! Common Stock in the third quarter of 2022. Since the Earnout awards are issued to the Eligible Company Equityholders and management as of the date of the merger without any requirement of future service obligations, the Company recorded a stock-based compensation entry reflected in the consolidated balance sheets as well as the income statement of the entire Earnout award fair value.
Restricted Stock
The Company accounts for restricted stock issued to employees at fair value, based on the market price of stock on the date of grant. The Company recognizes the expense on straight-line basis over the requisite service period and recognizes forfeitures as they occur. The fair value of restricted stock units awarded are measured at the grant date. Almost all restricted stock was issued to founders or employees of the Company.
A summary of restricted stock activity for the years ended December 31, 2022 is as follows:

	Restricted Stock (Unvested)
	Number of Shares	Weighted Average Grant Date Fair Value ($ per share)
Unvested at December 31, 2021	169,283	$0.22
Grants	4,091,394	2.50
Vested	(52,902)	0.22
Forfeited	(13,000)	2.50
Unvested at December 31, 2022	4,194,775	$2.44
As of the years ended December 31, 2022 and 2021 there was $9.8 million and $14.0 thousand of unrecognized expense related to unvested restricted stock. The Company expects this compensation balance to be recognized over a weighted average of 2.69 years.
The following table summarizes the total stock-based compensation expense by function for the year ended December 31, 2022 and 2021 (in thousands).

	2022	2021
Operations and support	$2,991	$36
Sales and marketing	2,138	11
General and administrative	19,363	175
Total	$24,492	$222
Common Stock Warrants
Legacy Wag! Common Warrants
Prior to January 2019, the Company granted 91,310 warrants to purchase common stock. The weighted average exercise price for the warrants were $1.54, and the term of the warrants were 10 years. The warrants were valued on the date of grant using the Black-Scholes Merton option pricing model. Upon consummation of the Merger, these warrants were unexercised at the date of the Merger and, as a result, were adjusted using an exchange ratio of 0.97 for Legacy Wag! Common Warrants. Subsequent to the Business Combination, the two Legacy Wag! holders net exercised their warrants on a cashless basis for 72,434 shares.
A summary of Legacy Wag! common stock warrants outstanding as of December 31, 2022 and December 31, 2021 is as follows:

	Number of Shares*	Weighted Average Exercise Price ($ per share)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	—	$—	—
Outstanding at December 31, 2021	88,756	$1.59	—
_________________
*The shares of the Company's warrants have been retroactively adjusted as shares reflecting the exchange ratio.
CHW Public and Private Placement Warrants
Prior to the Merger, CHW issued 12,500,000 of Public Warrants and 4,238,636 of Private Warrants together the Warrants, (the “Warrants”), respectively, in connection with its initial public offering to CHW Acquisition Sponsor, LLC, the sponsor of CHW. After consummation of the Merger on August 9, 2022, the 4,238,636 Private Warrants held by the Sponsor were exchanged for 3,895,564 warrants to purchase shares of common stock of the Company issuable upon the exercise of Private Placement Warrants. Additionally, 12,500,000 shares of common stock that are issuable upon the exercise of Public Warrants remained outstanding. Each whole warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, at any time commencing on September 8, 2022, which was the later of 30 days after the completion of the Business Combination or 12 months from CHW's IPO closing date. The Warrants will expire on the fifth anniversary of the Business Combination, or earlier upon redemption or liquidation.
The Warrants issued pursuant to the CHW's IPO qualify for equity accounting treatment. The Warrants were not subject to revaluation at the Merger Date, and as such, the original valuation performed by CHW in connection with its IPO in September 2021 still apply. The following table provides quantitative information regarding fair value measurements at issuance on September 1, 2021:

Share Price (in whole dollars)	Exercise Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
$10.00	$11.50	—%	22.00%	1.31%	5
The fair value as of September 1, 2021 was $1.32 per share. As of December 31, 2022, the Company has 12,500,000 of Public Warrants and 3,895,564 of Private Warrants outstanding respectively.
The Company may call the Warrants for redemption:
•in whole or in part;
•at a price of $0.01 per warrant;
•upon a minimum of 20 days’ prior written notice of redemption; and
•if, and only if, the reported last sale price of the Public Shares equals or exceeds $16.50 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.
If the Company calls the Warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement.
The exercise price and number of shares of common stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a share dividend, recapitalization, reorganization, merger or consolidation. However, the Warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.